Document and Entity Information	Feb. 14, 2024
Prospectus:
Document Type	497
Document Period End Date	Feb. 14, 2024
Entity Registrant Name	OBERWEIS FUNDS
Entity Central Index Key	0000803020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 14, 2024
Document Effective Date	Feb. 14, 2024
Prospectus Date	May 01, 2023
Oberweis Micro-Cap Fund | Investor Class
Prospectus:
Trading Symbol	OBMCX
Oberweis Micro-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	OMCIX
Oberweis Small-Cap Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBSOX
Oberweis Small-Cap Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OBSIX
Oberweis Global Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBEGX
Oberweis Global Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OBGIX